Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
The carrying value of long-term debt (excluding capital leases) and estimated fair value of long-term debt (excluding capital leases) at June 30 are as follows:

	2014	2013
Carrying value of long-term debt (excluding capital leases)	$1,508,420	$1,498,025
Estimated fair value of long-term debt (excluding capital leases)	1,708,723	1,654,886

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The location and fair value of derivative financial instruments reported in the Consolidated Balance Sheet are as follows:

	Balance Sheet Caption	2014	2013
Net investment hedges
Cross-currency swap contracts	Other liabilities	$45,790	$22,438
Cash flow hedges
Costless collar contracts	Non-trade and notes receivable	3,508	1,422
Forward exchange contracts	Non-trade and notes receivable	(41)	41
Costless collar contracts	Other accrued liabilities	378	953

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income are as follows:

	2014	2013	2012
Forward exchange contracts	$(81)	$(1,821)	$(4,156)
Costless collar contracts	7,052	502	5,111

Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive (loss) in the Consolidated Balance Sheet are as follows:

	2014	2013
Cross-currency swap contracts	$(14,426)	$(12,622)
Foreign denominated debt	7,611	4,743